Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2019
Prepaid Expense And Other Assets [Abstract]
Prepayments and Other Current Assets
8.	Prepayments and other current assets

The prepayments and other current assets consist of the following:

	As of December 31,
	2018	2019
	US$	US$
Prepayments for products procurement (a)	7,645,974	11,445,152
Prepayments for service procurement (b)	17,761	2,102,793
Prepaid online platform promotion fees (c)	493,418	1,131,082
Deposits	1,355,401	1,531,033
Loan deposits (Note 13)	437,114	430,034
Value-added tax (“VAT”) recoverable (d)	60,369	2,354,309
Employee advances (e)	49,550	85,495
Rental prepayments	157,046	107,521
Sales return assets	639,846	1,802,499
Others (f)	402,931	376,344
Total	11,259,410	21,366,262

(a)	Prepayments for products procurement represent cash prepaid to the Group’s third party brand partners for the procurement of products.
(b)

Prepayments for service procurement represent cash prepaid to the Group’s third party suppliers for the procurement of services in connection with the Group’s service revenue.  These services have not been rendered and will be provided within one year from the respective balance sheet dates.

(c)

Prepaid promotion fees represent prepayments made to online platforms for future services to promote the Group’s products through online advertising. Such online platforms charge monthly expenses based on activities during the month, and once confirmed by the Group, the monthly expenses will be deducted from the prepayments made by the Group.

(d)	Value-added tax recoverable represented the balances that the Group can utilize to deduct its value-added tax liabilities within the next 12 months.
(e)

As of December 31, 2018 and 2019, all of the employee advances were business related, interest-free, not collateralized and will be repaid or settled within one year from the respective balance sheet dates.

(f)	Others mainly represent prepayments made by the Group to certain of its logistic service providers.